Equity	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Equity

Note 18 – Equity

A.	Composition of share capital:

	December 31		December 31
	2023	2022	2023	2022
	Registered		Issued and paid-up

Ordinary shares with no par value	100,000,000	100,000,000	45,572,690	45,572,689

B.	On January 26, 2021, the Company’s board of directors approved, subject to the publication and approval of the outline, the allocation of 3,831,949 options to the officer and to 19 Canndoc employees. The outline was completed, and the options were allocated, on March 15, 2021.

C.	At the closing of the SPAC transaction, which occurred on April 23, 2021, the company issued 15,650,280 ordinary shares to subversive unitholders. See note 1B.

D.	On April 27, 2021, the Company issued to Mr. Alexander Rabinovich, CEO, 224,756 options to purchase 224,756 ordinary shares of Intercure. The options were granted following the General Assembly from August 2018 as part of Canndoc acquisition transaction and as approved by the Company’s general assembly on April 1, 2021 as part of the Transaction. On September 2, 2021 Mr. Alexander Rabinovich exercised 2,150,919 options to ordinary shares of Intercure for a total consideration of NIS 3,594 thousand.

Note 18 – Equity (Cont.)

E.	On August 30, 2021, the Company’s board of directors authorized management to offer a total of up to 340,170 options to an officer (the Company’s CFO), 5 Canndoc employees and 2 consultants, which constitute 0.8% of the Company’s shares.

F.	In November 2021, an employee exercised 10,103 options in consideration of an exercise price of NIS 18.38 per share.

G.	During 2021, four institutional investors exercised 240,972 options in consideration of an exercise price of NIS 19.58 per share, in consideration of 240,972 ordinary company shares.

H.	During 2021, the Company engaged in several acquisitions. As a result of the acquisitions the company has committed to issue ordinary shares, as part of the acquisitions considerations, equal to NIS 17.3 million.

During 2021, the Company allocated 139,966 ordinary shares of Intercure.

During 2022, the Company allocated 438,745 ordinary shares of Intercure.

I.	On May 15, 2022, the Company’s board of directors authorized management to offer a total of up to 596,937 options to an officer (the Company’s CFO) and 7 Canndoc employees, which constitute 1.3% of the Company’s shares in accordance with the Company 2015 ESOP plan.

J.	On September 15, 2022, the company held an annual Special General Meeting of Shareholders, that approved an extension of the exercise period for 1,030,325 options previously granted to the Company’s chairman of the board, for an additional 3 years until December 31, 2026.

K.	On November 14, 2022, the Company’s board of directors authorized management to offer a total of up to 287,131 options to Canndoc employees in accordance with the Company 2015 ESOP plan.

L.	In August 2023, 1,631,708 options, which were granted in 2020 to four institutional investors, one additional investor, and the Company’s controlling shareholder, expired.

M.	Rights associated with shares:

Each share gives its owner the right to participate and to vote in the general meetings (each share has one voting right), and the right to receive dividends and/or bonus shares.

Note 18 – Equity (Cont.)

N.	Share-based payment transactions:

Expense recognized in the financial statements

The expense which was recognized in the financial statements for received services is presented in the following table:

	For the year ended December 31
	2023	2022	2021
	NIS in thousands

Total expenses recognized from share-based payment transactions	2,592	8,907	6,452

Options plan:

On March 31, 2015, the Company’s board of directors resolved to adopt a new plan for the allocation of shares and options to employees, directors and consultants (the “2015 Options Plan”).

Presented below are the main terms of the 2015 options plan:

●	In accordance with the 2015 options plan, options or shares will be allocated to the Company’s employees in accordance with section 102 of the Income Tax Ordinance (New Version), 5721-1961 (hereinafter: the “Income Tax Ordinance”), in accordance with the trustee track or the non-trustee track. Options will be allocated to consultants, service providers, controlling shareholders or any other entity other than Company employees in accordance with section 3(I) of the Income Tax Ordinance only.

●	The exercise price of each share option will be determined by the board of directors in its exclusive discretion, in accordance with the provisions of the law, and subject to guidelines which will be recommended by the committee from time to time.

On July 7, 2022, the Company’s board of directors resolved to adopt a new plan for the allocation of shares and options to employees, directors, and consultants (the “2022 Options Plan”).

Presented below are the main terms of the 2022 options plan:

●	In accordance with the 2022 options plan, options or shares will be allocated to the Company’s employees in accordance with section 102 of the Income Tax Ordinance (New Version), 5721-1961 (hereinafter: the “Income Tax Ordinance”), in accordance with the trustee track or the non-trustee track. Options will be allocated to consultants, service providers, controlling shareholders or any other entity other than Company employees in accordance with section 3(I) of the Income Tax Ordinance only.

●	The exercise price of each share option will be approved by the board of directors in its exclusive discretion, in accordance with the provisions of the law, and subject to guidelines which will be recommended by the committee from time to time.

Note 18 – Equity (Cont.)

Changes in share options during the year

Presented below is a table listing the number of share options, the weighted average of their exercise prices, and the changes which were made to the employee options plans during the current year:

	2023		2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS		NIS
Share options at beginning of year	3,402,113	11.44	2,257,753	17.06	1,199,791	15.40
Share options which were granted during the year	-	-	1,344,068	20.25	1,201,426	18.88
Share options which were forfeited during the year	278,491	15.24	128,438	6.90	132,688	18.38
Share options which expired during the year	103,791	6.87	71,270	4.84	674	18.38
Share options which were exercised during the year	-	-	-	-	10,103	18.38

Share options at end of year	3,019,831	11.59	3,402,113	11.44	2,257,753	17.06

Exercisable share options at year end	2,386,907	9.14	1,923,260	6.86	1,413,615	15.90